October 11, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

RE:  Rule 24(f)-2 Notice for
     IDS Extra Income Fund, Inc.
     SEC File No. 2-86637/811-3848

Commissioners:

[i]  In accordance with the provisions of
     rule 24f-2, IDS Extra Income Fund, Inc.
     hereby files its Rule 24f-2 Notice for
     the fiscal year ended August 31, 1995
     ("Fiscal Year").

[ii] Amount of securities registered other
     than under 24f-2 which were unsold at the
     beginning of the fiscal year.*                           $0

[iii]Amount of securities registered during the
     fiscal year other than under 24f-2**                     $0

[iv] Amount of securities sold during the fiscal
     year***                                        $115,046,781

[v]  Amount of securities sold pursuant to 24f-2    $115,046,781

[vi] Fee          $115,046,781   /   2900             $39,671.30

*       0    shares x        $4.40   on     October 4, 1995
**      0    shares x        $4.40   on     October 4, 1995
***  Sales of  $472,810,806   minus redemptions of    $357,764,025

Enclosed please find an opinion of counsel.

PAGE 2
Securities and Exchange Commission
October 11, 1995
Page 2


A check for the filing fee in the amount of $39,671.30 has been wired.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS EXTRA INCOME FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/SP/dhg

Enclosures